Earnings Per Share (Reconciliation of Basic and Diluted Earnings Per Share) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share Reconciliation [Abstract]
Net Income (Loss) Available to Common Stockholders, Basic	$ 709.6	$ 266.1
Net Income (Loss) Available to Common Stockholders, Diluted, Total	$ 709.6	$ 266.1
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted Average Number of Shares Issued, Basic	231.7	212.3
Weighted Average Number of Shares deferred share units outstanding	1.3	1.1
Weighted Average Number of Shares Outstanding, Basic, Total	233.0	213.4
Incremental Weighted Average Shares Attributable to Dilutive Effect [Abstract]
IncrementalCommonSharesAttributableToShareBasedPaymentArrangements	0.4	0.6
IncrementalCommonSharesAttributableToConversionOfDebtSecurities	0.1	0.1
Weighted Average Number of Shares Outstanding, Diluted, Total	233.5	214.1
Basic	$ 3.05	$ 1.25
Diluted	$ 3.04	$ 1.24